Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000073478 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Genter Dividend Income Fund (GDIIX)
Account Value	$ 23,888	$ 23,888	$ 23,888	$ 18,235	$ 18,880	$ 18,812	$ 13,369	$ 14,780	$ 13,280	$ 12,717	$ 10,657	$ 10,085	$ 10,000
Average Annual Return, Percent	31.00%	10.08%	9.10%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950	$ 33,950	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
Average Annual Return, Percent	38.02%	15.27%	13.00%
S And P 500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Value Index
Account Value	$ 27,069	$ 27,069	$ 27,069	20,554	19,086	19,810	14,060	15,132	13,221	12,834	10,729	10,081	10,000
Average Annual Return, Percent	31.70%	12.34%	10.47%
MSCI US Investable Market High Dividend Yield Gross Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market High Dividend Yield (Gross) Index
Account Value	$ 25,140	$ 25,140	$ 25,140	$ 18,941	$ 19,501	$ 19,941	$ 14,423	$ 15,795	$ 14,139	$ 13,485	$ 11,280	$ 10,334	$ 10,000
Average Annual Return, Percent	32.73%	9.74%	9.66%